FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906


December 5, 2007




Filed Via EDGAR (CIK #0001124459)
Securities and Exchange Commission
Judiciary Plaza 100 F Street, N.E.
Washington, D.C. 20549

RE:   Franklin Global Trust (Trust)
      File Nos. 333-46996 and 811-10157


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each forms of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on November 27, 2007 under Rule 485(b).

Sincerely,




/S/KAREN L. SKIDMORE
--------------------
Vice President and
Secretary of
Franklin Global Trust
and Senior Associate General Counsel
Franklin Resources, Inc.

cc:  Bruce Leto, Esq.